Note J - Subordinated Debentures and Trust Preferred Securities (Details Textual) - USD ($) $ in Millions	Mar. 22, 2007	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Issuance of Trust Preferred Securities	$ 8.5
Debt Instrument, Interest Rate, Stated Percentage	6.58%	2.64%	2.19%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.68%